Trade and other payables - Movement of dividends payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables
Beginning balance	$ 604	$ 663	$ 730
Declared dividends to controlling shareholders, note 17(d)		22,098	22,860
Dividends paid to controlling shareholders		(22,098)	(22,860)
Declared dividends to non-controlling shareholders, note 17(d)	5,140	6,500	5,560
Dividends paid to non-controlling shareholders, note 17(d)	(5,140)	(6,500)	(5,560)
Expired dividends	(26)	(53)	(44)
Other minor	60	(6)	(23)
Final balance	$ 638	$ 604	$ 663